COMMITMENTS AND CONTINGENCIES (Details) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2013 Moscow headquarters lease RUB	Dec. 31, 2008 Moscow headquarters lease	Apr. 30, 2011 Other leases item	Dec. 31, 2013 Other leases RUB
Lease and Other Commitments
Term of lease					7 years	10 years
Number of lease agreements entered into by the entity							2
Future minimum lease payments
2014	$ 92.4	3,021.0			2,288.0			733.0
2015	64.2	2,101.0			1,644.0			457.0
2016	58.1	1,901.0			1,625.0			276.0
2017	67.1	2,197.0			2,040.0			157.0
2018 and thereafter	108.6	3,556.0			3,495.0			61.0
Total	390.4	12,776.0			11,092.0			1,684.0
Rent expenses under operating leases	54.7	1,790.0	1,656.0	1,199.0
Purchase commitments
2014	17.0	556.0
2015	17.4	568.0
2016	10.4	339.0
2017	9.0	296.0
2018	7.5	244.0
Thereafter	9.0	293.0
Environment and Current Economic Situation
Unrecognized tax benefit recorded as liabilities, exclusive of interest and penalties	0.6	21.0
Liability for potential penalties related to unrecognized tax benefits	0.1	3.0
Liability for potential interest related to unrecognized tax benefits		1
Accrued contingencies related to non-income taxes	$ 1.3	43.0